Common Stock (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 11, 2025	Jul. 15, 2025	Apr. 28, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 02, 2024
Class of Stock [Line Items]
Common stock, shares authorized					500,000,000		500,000,000	500,000,000
Common stock, shares issued					122,274,125		107,845,554	107,845,554
Common stock, shares outstanding					122,274,125		107,845,554	107,839,299
Shares of restricted common stock issued					500,000
Treasury stock, shares							0	6,255
Majority Shareholder [Member]
Class of Stock [Line Items]
Restricted shares vested		10,000,000
Unrelated Party [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares of restricted common stock issued	1,428,571
Share price	$ 0.35
Aggregate non-cash consideration	$ 500,000
Restricted Stock [Member]
Class of Stock [Line Items]
Shares of restricted common stock issued				12,500,000		12,500,000			4,800,000
Share price				$ 0.008		$ 0.008			$ 0.067
Exercised shares				12,500,000			12,500,000
Treasury stock, shares						6,255				6,255
Total gross proceeds									$ 320,000
Share issuance costs									$ 32,237
Common stock other shares issued							0	0
Restricted Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Shares of restricted common stock issued									600,000
Share price									$ 0.067
Share issuance costs									$ 0
Fair value of accounts payble									40,000
Account payable									$ 40,000
Restricted Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Shares of restricted common stock issued			500,000
Share price			$ 0.40
Maturity date			May 30, 2025
Aggregate non-cash consideration			$ 200,000
Restricted Stock [Member] | Majority Shareholder [Member]
Class of Stock [Line Items]
Shares of restricted common stock issued		12,500,000
Share price		$ 0.2121
Aggregate non-cash consideration		$ 2,651,250
Restricted shares vested		2,500,000